Allowance for Loan Losses - Additional Information (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Receivables [Abstract]
Financing receivable recorded investment number of days past due	90 days
Non-performing loans	$ 2.9	$ 1.0